Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class A
Trading Symbol	CCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2023, to September 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$298	2.57%

Expenses Paid, Amount	$ 298
Expense Ratio, Percent	2.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024,  the Fund (i) outperformed its secondary benchmark index, the Alerian MLP Index (USD); and (ii) underperformed its primary benchmark index, the Alerian Midstream Energy Index (USD), and its broad-based benchmark index, the S&P 500 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Overall relative underperformance was primarily driven by an overweight allocation to select crude oil-focused Master Limited Partnerships (MLPs). Underweight exposure to select outperforming midstream operators detracted as well.
Somewhat offsetting these relative detractors was the Fund’s positioning among liquefied natural gas (LNG) operators. Positive stock selection was driven by underweight exposure to select underperforming stocks within the sector. Non-index exposure to an outperforming company focused on floating LNG terminals contributed positively as well.
POSITIONING
We think there are several reasons to remain optimistic in the investment proposition of the midstream asset class: a strong free cash flow yield with a substantial dividend component, the potential for growth of that cash flow supported by secular tailwinds, and improved balance sheets and sound corporate finance models. Our optimism is strengthened by the lower beta and commodity correlation that we have seen recently versus historical averages. We believe flexible strategies like the Fund remain the best way to invest in a sector that we think has many years of value creation ahead of it.

Top Contributors
↑	Western Midstream Partners, LP
↑	Cheniere Energy, Inc.
↑	Targa Resources Corp.

Top Detractors
↓	ONEOK, Inc.
↓	Kinder Morgan, Inc.
↓	Plains All American Pipeline, L.P.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	32.08	8.34	1.34
Class A (with sales charge)	25.81	7.28	0.85
S&P 500 TR	36.35	15.98	13.38
Alerian MLP Total Return Index	24.46	13.50	1.82
Alerian Midstream Energy Total Return Index USD	35.58	13.85	N/A**
[1]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.

Net Assets	$ 1,027,157,907
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 9,255,336
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,027,157,907
Number of Portfolio Holdings	20
Portfolio Turnover	91%
Total Advisory Fees Paid	$9,255,336

Holdings [Text Block]

Top Holdings	(%)[1]
MPLX LP	13.0%
Energy Transfer LP	13.0%
Enterprise Products Partners LP	11.5%
The Williams Companies, Inc.	8.2%
ONEOK, Inc.	7.3%
Cheniere Energy, Inc.	6.4%
Plains All American Pipeline LP	5.7%
TC Energy Corp.	5.1%
Western Midstream Partners LP	5.1%
Targa Resources Corp.	4.9%
[2]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class C
Trading Symbol	CCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2023, to September 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$384	3.33%

Expenses Paid, Amount	$ 384
Expense Ratio, Percent	3.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024,  the Fund (i) outperformed its secondary benchmark index, the Alerian MLP Index (USD); and (ii) underperformed its primary benchmark index, the Alerian Midstream Energy Index (USD), and its broad-based benchmark index, the S&P 500 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Overall relative underperformance was primarily driven by an overweight allocation to select crude oil-focused Master Limited Partnerships (MLPs). Underweight exposure to select outperforming midstream operators detracted as well.
Somewhat offsetting these relative detractors was the Fund’s positioning among liquefied natural gas (LNG) operators. Positive stock selection was driven by underweight exposure to select underperforming stocks within the sector. Non-index exposure to an outperforming company focused on floating LNG terminals contributed positively as well.
POSITIONING
We think there are several reasons to remain optimistic in the investment proposition of the midstream asset class: a strong free cash flow yield with a substantial dividend component, the potential for growth of that cash flow supported by secular tailwinds, and improved balance sheets and sound corporate finance models. Our optimism is strengthened by the lower beta and commodity correlation that we have seen recently versus historical averages. We believe flexible strategies like the Fund remain the best way to invest in a sector that we think has many years of value creation ahead of it.

Top Contributors
↑	Western Midstream Partners, LP
↑	Cheniere Energy, Inc.
↑	Targa Resources Corp.

Top Detractors
↓	ONEOK, Inc.
↓	Kinder Morgan, Inc.
↓	Plains All American Pipeline, L.P.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	30.62	7.49	0.56
Class C (with sales charge)	29.62	7.49	0.56
S&P 500 TR	36.35	15.98	13.38
Alerian MLP Total Return Index	24.46	13.50	1.82
Alerian Midstream Energy Total Return Index USD	35.58	13.85	N/A**
[3]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.

Net Assets	$ 1,027,157,907
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 9,255,336
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,027,157,907
Number of Portfolio Holdings	20
Portfolio Turnover	91%
Total Advisory Fees Paid	$9,255,336

Holdings [Text Block]

Top Holdings	(%)[1]
MPLX LP	13.0%
Energy Transfer LP	13.0%
Enterprise Products Partners LP	11.5%
The Williams Companies, Inc.	8.2%
ONEOK, Inc.	7.3%
Cheniere Energy, Inc.	6.4%
Plains All American Pipeline LP	5.7%
TC Energy Corp.	5.1%
Western Midstream Partners LP	5.1%
Targa Resources Corp.	4.9%
[4]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Center Coast Brookfield Midstream Focus Fund
Class Name	Class I
Trading Symbol	CCCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Center Coast Brookfield Midstream Focus Fund for the period of October 1, 2023, to September 30, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$270	2.33%

Expenses Paid, Amount	$ 270
Expense Ratio, Percent	2.33%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the fiscal year ended September 30, 2024,  the Fund (i) outperformed its secondary benchmark index, the Alerian MLP Index (USD); and (ii) underperformed its primary benchmark index, the Alerian Midstream Energy Index (USD), and its broad-based benchmark index, the S&P 500 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Overall relative underperformance was primarily driven by an overweight allocation to select crude oil-focused Master Limited Partnerships (MLPs). Underweight exposure to select outperforming midstream operators detracted as well.
Somewhat offsetting these relative detractors was the Fund’s positioning among liquefied natural gas (LNG) operators. Positive stock selection was driven by underweight exposure to select underperforming stocks within the sector. Non-index exposure to an outperforming company focused on floating LNG terminals contributed positively as well.
POSITIONING
We think there are several reasons to remain optimistic in the investment proposition of the midstream asset class: a strong free cash flow yield with a substantial dividend component, the potential for growth of that cash flow supported by secular tailwinds, and improved balance sheets and sound corporate finance models. Our optimism is strengthened by the lower beta and commodity correlation that we have seen recently versus historical averages. We believe flexible strategies like the Fund remain the best way to invest in a sector that we think has many years of value creation ahead of it.

Top Contributors
↑	Western Midstream Partners, LP
↑	Cheniere Energy, Inc.
↑	Targa Resources Corp.

Top Detractors
↓	ONEOK, Inc.
↓	Kinder Morgan, Inc.
↓	Plains All American Pipeline, L.P.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	32.15	8.59	1.59
S&P 500 TR	36.35	15.98	13.38
Alerian MLP Total Return Index	24.46	13.50	1.82
Alerian Midstream Energy Total Return Index USD	35.58	13.85	N/A**
[5]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.
Visit https://www.brookfieldoaktree.com/fund/center-coast-brookfield-midstream-focus-fund for more recent performance information.

Net Assets	$ 1,027,157,907
Holdings Count | $ / shares	20
Advisory Fees Paid, Amount	$ 9,255,336
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Total Net Assets	$1,027,157,907
Number of Portfolio Holdings	20
Portfolio Turnover	91%
Total Advisory Fees Paid	$9,255,336

Holdings [Text Block]

Top Holdings	(%)[1]
MPLX LP	13.0%
Energy Transfer LP	13.0%
Enterprise Products Partners LP	11.5%
The Williams Companies, Inc.	8.2%
ONEOK, Inc.	7.3%
Cheniere Energy, Inc.	6.4%
Plains All American Pipeline LP	5.7%
TC Energy Corp.	5.1%
Western Midstream Partners LP	5.1%
Targa Resources Corp.	4.9%
[6]
Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds

[1]
**	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.

[2]
1	Represents percent of total investments.

[3]
**	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.

[4]
1	Represents percent of total investments.

[5]
**	Data for the Alerian Midstream Energy Index is unavailable prior to its inception date of June 25, 2018.

[6]
1	Represents percent of total investments.